SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

21.   SUBSEQUENT EVENTS

The Company evaluated all events and transactions that occurred after December 31, 2022 up through February 14, 2023, the date the Company issued these unaudited condensed consolidated financial statements.

22.   SUBSEQUENT EVENTS

Conversion Price Adjustment for November 2021 Preferred Shares

Pursuant to the COD signed by the Company and certain institutional investors in November 2021 Private Placement, the initial conversion price of the series A convertible Preferred Shares was $0.68. If as of the applicable date the conversion price then in effect is greater than the greater of (x) $0.41 (the “floor Price”) (as adjusted for stock splits, stock dividends, stock combinations, recapitalizations and similar events) and (y) 85% of the closing bid price on the applicable date (the “Adjustment Price”), the conversion price shall automatically lower to the Adjustment Price accordingly. As the 1-for-10 reverse stock split on the Company’s Common Stock became effective on April 6, 2022, the conversion price of the Preferred Shares was adjusted to $4.1. As of the filing date of these consolidated financial statements, 520 shares of the Series A Convertible Preferred Stock have been converted to 126,831 shares of Common Stock.

Adjustments of Exercise Price and Warrant Shares for November 2021 Investors Warrants

Pursuant to November 2021 Investors Warrants, if at any time and from time to time on or after the issuance date there occurs any stock split, stock dividend, stock combination recapitalization or other similar transaction involving the Common Stock (“Stock Combination Event”) and the Event Market Price (which is defined as with respect to any Stock Combination Event date, the quotient determined by dividing (x) the sum of the VWAP of the Common Stock for each of the five (5) lowest trading days during the twenty (20) consecutive trading day period ending and including the trading day immediately preceding the sixteenth (16th) trading day after such Stock Combination Event date, divided by (y) five (5)) is less than the original exercise price of $0.82 then in effect, then on the sixteenth (16th) trading day immediately following such Stock Combination Event, the exercise price then in effect on such sixteenth (16th) trading day shall be reduced (but in no event increased) to the event market price. As the 1-for-10 reverse stock split on the Company’s common stock became effective on April 6, 2022, the exercise price of the November 2021 Investors Warrants was adjusted to $1.13, the Event Market Price and the total number of shares of the November 2021 Investors Warrants was adjusted to 5,335,763.